Net Income (Loss) From Financial Assets And Liabilities At Fair Value Through Profit Or Loss - Summary of Net Income (Loss) from Financial Assets at Fair Value Through Profit or Loss (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net income (loss) from financial assets mandatorily at fair value through profit or loss:
Net income (loss) from financial liabilities designated at fair value through profit or loss	¥ 38,432	¥ (6,071)
Total net income (loss) from financial assets and liabilities at fair value through profit or loss	200,249	280,012	¥ (21,939)
Debt instruments [member]
Net income (loss) from financial assets mandatorily at fair value through profit or loss:
Net income (loss) from financial assets mandatorily at fair value through profit or loss	156,792	262,396	(23,557)
Equity instruments [member]
Net income (loss) from financial assets mandatorily at fair value through profit or loss:
Net income (loss) from financial assets mandatorily at fair value through profit or loss	¥ 5,025	¥ 23,687	¥ 1,618